Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Abstract]
Unrealized holding gains (losses) on securities arising, Pre-tax	$ (2,606)	$ 920
Less: Reclassification adjustment for gains included in net income, Pre-tax	390	566
Net unrealized gains (losses) on securities arising during the period, Pre-tax	(2,996)	354
Unrealized holding gains (losses) on securities arising, Tax	(1,056)	332
Less: Reclassification adjustment for gains included in net income, Tax	131	190
Net unrealized gains (losses) on securities arising during the period, Tax	(1,187)	142
Balance, beginning of period	1,333	1,121
Unrealized holding gains (losses) on securities arising, After-tax	(1,550)	588
Less: Reclassification adjustment for gains included in net income, after-tax	259	376
Net unrealized gains (losses) on securities arising during the period, After-tax	(1,809)	212
Balance, end of period	$ (476)	$ 1,333